CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INCOME (LOSS) FROM CONTINUING OPERATIONS	$ 111,336	$ (24,404)	$ (102,769)
Other comprehensive income (loss), net of tax:
Foreign currency translation loss, net of tax of $(734), $(129), and $(347)	(7,194)	738	1,055
Deferred gain from available for sale investments, net of tax of $0, $0, and $0	0	0	30
Gain on sale of equity method investment, net of tax of $(410), $0, and $0	1,061	0	0
Total other comprehensive loss, net of tax	(6,133)	738	1,085
COMPREHENSIVE INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF TAX	105,203	(23,666)	(101,684)
Comprehensive income (loss) from discontinued operations, net of tax	(13,081)	93,184	(59,205)
COMPREHENSIVE INCOME (LOSS)	92,122	69,518	(160,889)
Comprehensive loss attributable to noncontrolling interest	2,442	3,406	416
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO KEY	$ 94,564	$ 72,924	$ (160,473)